Financial Information - Washington Federal, INC.	12 Months Ended
Sep. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information - Washington Federal, INC.
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.

The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
September 30,	2014	2013
	(In thousands)
Assets
Cash	$3,895	$66,425
Investment in subsidiary	1,983,788	1,881,458
Other assets	—	—
Total assets	$1,987,683	$1,947,883

Liabilities
Dividend payable and other liabilities	$14,400	$10,248
Total liabilities	14,400	10,248

Stockholders’ equity
Total stockholders’ equity	1,973,283	1,937,635
Total liabilities and stockholders’ equity	$1,987,683	$1,947,883

Condensed Statements of Operations
Year ended September 30,	2014	2013	2012
	(In thousands)
Income
Dividends from subsidiary	$70,000	$143,799	$106,234
Total Income	70,000	143,799	106,234
Expense
Miscellaneous	485	530	564
Total expense	485	530	564

Net income before equity in undistributed net income of subsidiary	69,515	143,269	105,670

Equity in undistributed net income of subsidiary	87,675	8,045	32,513
Income before income taxes	157,190	151,314	138,183
Income tax benefit	174	191	—
Net income	$157,364	$151,505	$138,183

Condensed Statements of Cash Flows
Year ended September 30,	2014	2013	2012
	(In thousands)
Cash Flows From Operating Activities
Net income	$157,364	$151,505	$138,183
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries	(87,943)	(4,893)	(32,513)
Decrease (increase) in other assets	1	1	36
Increase in other liabilities	4,152	1,698	2,508
Net cash provided by operating activities	73,574	148,311	108,214

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	10,252	4,261	357
Treasury stock purchased	(104,291)	(110,238)	(41,914)
Dividends paid on common stock	(42,065)	(37,835)	(32,430)
Net cash used in financing activities	(136,104)	(143,812)	(73,987)

Increase (decrease) in cash	(62,530)	4,499	34,227
Cash at beginning of year	66,425	61,926	27,699
Cash at end of year	$3,895	$66,425	$61,926